Reverse Recapitalization (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reverse Recapitalization [Line Items]
Net proceeds of business combination	$ 1,100,000
Total transaction costs	5,345,222
Warrant outstanding (in Shares)		2,430,000	320,000	630,000
Additional shares of common stock	28,850,000
Transaction Proceeds [Member]
Reverse Recapitalization [Line Items]
Total transaction costs	5,300,000
Legacy Veea [Member]
Reverse Recapitalization [Line Items]
Additional shares of common stock	$ 4,500,000
Public Warrant [Member]
Reverse Recapitalization [Line Items]
Warrant outstanding (in Shares)	6,384,326
Private Placement Warrants [Member]
Reverse Recapitalization [Line Items]
Warrant outstanding (in Shares)	6,256,218